Fair Value of Options Measured based on Black-Scholes Option Pricing Model, 2004 Option Plan (Detail)	0 Months Ended	12 Months Ended
	Apr. 22, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Minimum USD ($)	Dec. 31, 2013 Maximum USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate				0.35%
Expected life (years)				3 years 3 months	6 months 26 days	2 years 2 months 12 days
Expected dividend yield				0.00%
Fair value of incremental cost		$ 600,000	3,800,000		$ 0.16	$ 0.43
Volatility				59.39%
Fair value of options at grant date	$ 2.41			$ 0.99
Risk-free interest rate, minimum				0.09%
Risk-free interest rate, maximum				0.24%
Expected dividend yield				0.00%
Volatility, minimum				36.00%
Volatility, maximum				65.00%